Stockholders' Equity/ (Deficit) - Summary of Outstanding Warrants Activity (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($) $ / shares shares
Equity [Abstract]
Number of Warrants Outstanding, Beginning Balance | shares	200,007
Number of Warrants Outstanding, Issued | shares	9,538,526
Number of Warrants Outstanding, Expired | shares	(200,000)
Number of Warrants Outstanding, Ending Balance | shares	9,538,533
Number of Warrants Exercisable, Ending Balance | shares	9,538,533
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 13.31
Weighted Average Exercise Price, Issued | $ / shares	6.62
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	5.80
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 5.80
Total Intrinsic Value, Beginning Balance | $
Total Intrinsic Value, Issued | $	23,119
Total Intrinsic Value, Expired | $
Total Intrinsic Value, Ending Balance | $	32,670
Total Intrinsic Value, Warrants exercisable Ending Balance | $	$ 32,670
Weighted Average Remaining Contractual Life (in Years), Beginning Balance	2 months 12 days
Weighted Average Remaining Contractual Life (in Years), Granted	1 year 8 months 12 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance	2 years 7 months 6 days
Weighted Average Remaining Contractual Life (in Years), Exercisable Ending Balance	2 years 7 months 6 days